UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2001

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.








FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	100

Form 13F Information Table Value Total:	$2,612,306

List of Other Included Managers:

No.	13F File Number	Name

None















                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
871
18143
SH

SOLE

18143
0
0
AK Steel Holding Corp.
Common
001547908
432
34461
SH

SOLE

34461
0
0
American Express Co.
Common
025816109
330
8495
SH

SOLE

8495
0
0
American Home Products Corp.
Common
026609107
84029
1430283
SH

SOLE

1430283
0
0
American Intl. Group Inc.
Common
026874107
2554
30042
SH

SOLE

30042
0
0
AOL Time Warner
Common
00184a105
6025
113673
SH

SOLE

113673
0
0
Ariba Inc.
Common
04033v104
110
20000
SH

SOLE

20000
0
0
Arrow Electronics Inc.
Common
042735100
46826
1927800
SH

SOLE

1927800
0
0
AT&T Corp. - Liberty Media Group
Common Series A
001957208
116671
6670719
SH

SOLE

6670719
0
0
Automatic Data Process
Common
053015103
935
18817
SH

SOLE

18817
0
0
Avaya Inc.
Common
053499109
91494
6678416
SH

SOLE

6678416
0
0
BP Amoco PLC
Sponsored ADR
055622104
393
7885
SH

SOLE

7885
0
0
Bank of New York
Common
064057102
1968
41000
SH

SOLE

41000
0
0
Bank of America Corp.
Common
060505104
737
12276
SH

SOLE

12276
0
0
Banknorth Group Inc.
Common
06646L100
829
36600
SH

SOLE

36600
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
13394
193
SH

SOLE

193
0
0
Berkshire Hathaway Inc. Del
Class B
084670207
929
404
SH

SOLE

404
0
0
Bristol Myers Squibb Co.
Common
110122108
1183
22620
SH

SOLE

22620
0
0
Canadian National Railway Co.
Common
136375102
70635
1744090
SH

SOLE

1744090
0
0
Canadian Pacific Ltd.
Common
135923100
589
15200
SH

SOLE

15200
0
0
Cendant Corp.
Common
151313103
104359
5351765
SH

SOLE

5351765
0
0
Chevron Corp.
Common
166751107
416
4600
SH

SOLE

4600
0
0
Chubb Corp.
Common
171232101
77801
1004800
SH

SOLE

1004800
0
0
Cigna Corp.
Common
125509109
479
5000
SH

SOLE

5000
0
0
Cisco Systems Inc.
Common
17275R102
280
15400
SH

SOLE

15400
0
0
Citigroup, Inc.
Common
172967101
94252
1783732
SH

SOLE

1783732
0
0
CMG Information Services Com
Common
125750109
69
23000
SH

SOLE

23000
0
0
Colgate Palmolive Co.
Common
194162103
1422
24114
SH

SOLE

24114
0
0
Comcast Corp.
Class A Spl.
200300200
90154
2077282
SH

SOLE

2077282
0
0
Compaq Computers
Common
204493100
41460
2706307
SH

SOLE

2706307
0
0
Computer Associates
Common
204912109
2480
68900
SH

SOLE

68900
0
0
Conoco Inc.
Class B
208251405
223
7719
SH

SOLE

7719
0
0
Devon Energy Corp. (Oklahoma)
Common
251799102
83024
1581415
SH

SOLE

1581415
0
0
Dupont De Nemours & Co.
Common
263534109
73253
1518519
SH

SOLE

1518519
0
0
Electronic Data Systems
Common
285661104
52448
839178
SH

SOLE

839178
0
0
EMC Corporation Mass.
Common
268648102
278
9500
SH

SOLE

9500
0
0
Emerson Electric Co.
Common
291011104
72599
1199984
SH

SOLE

1199984
0
0
Exxon Mobil Corporation
Common
30231G102
679
7778
SH

SOLE

7778
0
0
Fannie Mae
Common
313586109
8989
105725
SH

SOLE

105725
0
0
First Data Corp.
Common
319963104
51479
799985
SH

SOLE

799985
0
0
Fleet Boston Financial
Common
339030108
50509
1280345
SH

SOLE

1280345
0
0
Ford Motor Co.
Common
345370100
967
39389
SH

SOLE

39389
0
0
Freddie Mac
Common
313400301
96551
1418832
SH

SOLE

1418832
0
0
G Wesco International
Common
95082p105
113
12500
SH

SOLE

12500
0
0
Gannett Inc.
Common
364730101
106127
1610431
SH

SOLE

1610431
0
0
General Electric
Common
369604103
7280
149335
SH

SOLE

149335
0
0
General Motors Corp.
Common
370442105
93308
1450022
SH

SOLE

1450022
0
0
GlaxoSmithkline PLC
Sponsored ADR
37733W105
1355
24125
SH

SOLE

24125
0
0
Goldman Sachs Group Inc.
Common
38141G104
214
2500
SH

SOLE

2500
0
0
Harman International Industries Inc.
Common
413086109
2436
63967
SH

SOLE

63967
0
0
Hewlett Packard Inc.
Common
428236103
291
10180
SH

SOLE

10180
0
0
Home Depot Inc.
Common
437076102
491
10541
SH

SOLE

10541
0
0
IMS Health Inc.
Common
449934108
60882
2136215
SH

SOLE

2136215
0
0
Intel Corp.
Common
458140100
284
9719
SH

SOLE

9719
0
0
International Business Machines
Common
459200101
95903
848707
SH

SOLE

848707
0
0
J.P. Morgan Chase and Co.
Common
46624H100
95660
2144845
SH

SOLE

2144845
0
0
John Hancock Financial Services
Common
41014S106
69789
1733460
SH

SOLE

1733460
0
0
Johnson & Johnson
Common
478160104
479
9590
SH

SOLE

9590
0
0
Kerr McGee Corp.
Common
492386107
69556
1049593
SH

SOLE

1049593
0
0
Lilly Eli & Co.
Common
532457108
592
8000
SH

SOLE

8000
0
0
Merck & Co., Inc.
Common
589331107
1016
15910
SH

SOLE

15910
0
0
Microsoft Corp.
Common
594918104
348
4770
SH

SOLE

4770
0
0
Minnesota Mining & Manufacturing Co.
Common
604059105
319
2800
SH

SOLE

2800
0
0
National Techteam Inc.
Common
638108100
132
50000
SH

SOLE

50000
0
0
Occidental Petroleum Corp.
Common
674599105
702
26400
SH

SOLE

26400
0
0
Office Depot
Common
676220106
423
40800
SH

SOLE

40800
0
0
Oracle Corp.
Common
68389X105
410
21600
SH

SOLE

21600
0
0
Oz/one, Inc.
Common
629990914
232
2300
SH

SOLE

2300
0
0
Pepsico Inc.
Common
713448108
242
5490
SH

SOLE

5490
0
0
Pfizer Inc.
Common
717081103
1935
48331
SH

SOLE

48331
0
0
Philip Morris Companies
Common
718154107
599
11814
SH

SOLE

11814
0
0
Pitney Bowes Inc.
Common
724479100
121051
2873959
SH

SOLE

2873959
0
0
PrimeEnergy Corp.
Common
74158E108
176
20500
SH

SOLE

20500
0
0
Proctor & Gamble Co.
Common
742718109
2739
42932
SH

SOLE

42932
0
0
Quadrex  Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
RadioShack Corp.
Common
750438103
52869
1733420
SH

SOLE

1733420
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257705
382
6570
SH

SOLE

6570
0
0
SBC Communications
Common
78387G103
377
9424
SH

SOLE

9424
0
0
Schering Plough Corp.
Common
806605101
47962
1323482
SH

SOLE

1323482
0
0
Sherwin Williams Co.
Common
824348106
1619
72940
SH

SOLE

72940
0
0
Sprint Corp.
Common
852061100
83199
3895110
SH

SOLE

3895110
0
0
Staples Inc.
Common
855030102
55444
3467460
SH

SOLE

3467460
0
0
Sun Microsystems
Common
866810104
176
11200
SH

SOLE

11200
0
0
Texaco Inc.
Common
881694103
679
10200
SH

SOLE

10200
0
0
Textron
Common
883203101
91724
1666500
SH

SOLE

1666500
0
0
Tricon Global Restaurant
Common
895953107
95625
2178257
SH

SOLE

2178257
0
0
Verizon Communications
Common
92343v104
1140
21326
SH

SOLE

21326
0
0
Viacom Inc.
Class B
925524308
2279
44047
SH

SOLE

44047
0
0
Walt Disney Productions
Common
254687106
393
13609
SH

SOLE

13609
0
0
Water Pik Technologies
Common
94113U100
169
20000
SH

SOLE

20000
0
0
Whirlpool Corp.
Common
963320106
95218
1523490
SH

SOLE

1523490
0
0
XL Capital Ltd.
Class A
982551056
484
5900
SH

SOLE

5900
0
0
Blackrock Advantage Term
Common
09247A101
148
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
306
23000
SH

SOLE

23000
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
531
37779
SH

SOLE

37779
0
0
Muniyield Insured Fund Inc.
Common
62630E107
391
27000
SH

SOLE

27000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
378
26000
SH

SOLE

26000
0
0
Nuveen Select Tax-Free Income Portfolio
Sh Ben Int
67062F100
300
20000
SH

SOLE

20000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
171
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
153
10000
SH

SOLE

10000
0
0